FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 11,932	$ 22,138
Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	11,932	22,138
Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Marketable securities
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	11,932	22,138
Marketable securities | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	11,932	22,138
Marketable securities | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Marketable securities | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	$ 0	$ 0